Nature of business and organization (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stockholders' Equity Attributable to Parent	$ 128,723,452	$ 118,914,567	$ 108,532,508